Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	184,845	119,340
Outside basis in partnership	2,533
Financial derivatives	211	2,233
Pension and OPEB	5,011
Acquisition related costs	5,134	2,009
Regulatory accounts	9,407	4,313
Production tax credit	673
Reserves not currently deductible	1,276
Other	136
Total deferred income tax assets	209,226	127,895
Less: Valuation allowance	(15,062)	(15,062)
Total deferred tax assets	194,164	112,833
Deferred tax liabilities:
Property, plant and equipment	(202,553)	(77,273)
Intangible assets	(5,478)	(7,812)
Other		(1,009)
Total deferred tax liabilities	(208,031)	(86,094)
Net deferred income tax assets	(13,867)	26,739